Appleseed Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 69.05% Shares Fair Value
Canada — 4.06%
Real Estate — 4.06%
Boardwalk Real Estate Investment Trust 103,000 $ 4,466,078
Total Canada 4,466,078
France — 4.08%
Communications — 4.08%
Bollore SA 800,000 4,479,854
Total France 4,479,854
Germany — 2.22%
Consumer Discretionary — 2.22%
Continental AG
(a)
23,000 2,437,435
Total Germany 2,437,435
Ireland — 3.86%
Financials — 3.86%
AerCap Holdings NV
(a)
65,000 4,252,300
Total Ireland 4,252,300
Israel — 2.91%
Industrials — 2.91%
Ituran Location and Control Ltd.
(a)
120,000 3,200,400
Total Israel 3,200,400
Japan — 1.61%
Technology — 1.61%
Sony Group Corp. - ADR 14,000 1,769,600
Total Japan 1,769,600
Russia — 4.76%
Financials — 4.76%
Moscow Exchange MICEX-RTS PJSC 550,000 1,125,723
Sberbank of Russia PJSC - ADR 185,000 2,913,750
Sberbank of Russia PJSC - ADR 75,000 1,203,750
5,243,223
Total Russia 5,243,223
South Africa — 2.11%
Communications — 2.11%
Naspers Ltd., N Shares 15,000 2,324,444
Total South Africa 2,324,444
South Korea — 8.40%
Communications — 2.06%
SK Telecom Co., Ltd. - ADR 85,030 2,267,761

Appleseed Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Common Stocks — 69.05%- (continued) Shares Fair Value
South Korea — 8.40% (continued)
Financials — 1.55%
SK Square Co., Ltd.
(a)
30,538 $ 1,703,151
Technology — 4.79%
Samsung Electronics Co. Ltd. 80,000 5,261,257
Total South Korea 9,232,169
United States — 35.04%
Communications — 1.53%
Meta Platforms, Inc., Class A
(a)
5,000 1,681,750
Consumer Discretionary — 2.28%
Newell Brands, Inc. 115,000 2,511,600
Consumer Staples — 10.19%
Dollar Tree, Inc.
(a)
23,000 3,231,960
Herbalife Nutrition Ltd.
(a)
115,000 4,706,950
Sprouts Farmers Market, Inc.
(a)
110,000 3,264,800
11,203,710
Financials — 4.03%
Allstate Corp. (The) 23,000 2,705,950
CNB Financial Corp. 65,000 1,722,500
4,428,450
Health Care — 6.45%
89Bio, Inc.
(a)
85,000 1,110,950
Anthem, Inc. 6,500 3,013,010
Heron Therapeutics, Inc.
(a)
325,000 2,967,250
7,091,210
Materials — 8.33%
CF Industries Holdings, Inc. 60,000 4,246,800
Mosaic Co. (The) 125,000 4,911,250
9,158,050
Pharmaceuticals — 0.75%
Ardelyx , Inc.
(a)
750,000 825,000
Technology — 1.48%
Rockley Photonics Holdings Ltd.
(a)
375,000 1,631,250
Total United States 38,531,020
TOTAL  COMMON STOCKS
  (Cost $64,235,220) 75,936,523
Closed End Funds — 7.18%
Canada — 7.18%
Sprott Physical Gold Trust (Canada)
(a)
550,000 7,898,000
TOTAL  CLOSED END FUNDS
  (Cost $6,328,999) 7,898,000

Appleseed Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Exchange-Traded Funds — 6.87% Shares Fair Value
United States — 6.87%
KraneShares Global Carbon Strategy ETF
(a)
55,000 $ 2,799,500
Kraneshares Trust California Carbon Allowance Strategy ETF
(a)
50,000 1,412,000
Simplify Interest Rate Hedge ETF
(a)
30,000 1,126,200
VanEck Merk Gold Shares
(a)
125,000 2,222,500
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $6,939,369) 7,560,200
Preferred Stocks — 2.54%
United States — 2.54%
Financials — 2.54%
Federal National Mortgage Association, Series I, 5.38% 75,000 325,500
Federal National Mortgage Association, Series R, 7.63% 125,000 306,250
Federal National Mortgage Association, Series S, 5.25% 275,000 858,000
Federal National Mortgage Association, Series T, 8.25% 500,000 1,300,000
2,789,750
Total Preferred Stocks
    (Cost  $2,164,023 ) 2,789,750
TOTAL  PREFERRED STOCKS
  (Cost $2,164,023) 2,789,750
Unit Investment Trust — 1.56%
United States — 1.56%
Grayscale Bitcoin Trust BTC
(a)
50,000 1,712,500
TOTAL  UNIT INVESTMENT TRUST
  (Cost $1,334,679) 1,712,500
Corporate Bonds — 3.22%
Principal
Amount Fair Value
Spirit Airlines, Inc., 4.75%, 5/15/2025 $ 1,800,000 3,539,340
TOTAL CORPORATE BONDS
    (Cost $1,790,555) 3,539,340
Convertible Bonds — 7.16%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024 2,250,000 2,259,900
Lumentum Holdings, Inc., 0.25%, 3/15/2024 1,750,000 3,112,813
Lumentum Holdings, Inc., 0.50%, 12/15/2026 2,000,000 2,497,500
TOTAL CONVERTIBLE BONDS
    (Cost $6,967,837) 7,870,213

Appleseed Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Certificate of Deposit — 1.36%
Principal
Amount Fair Value
Community Development Bank, 0.10%, 3/8/2022 $ 250,000 $ 250,000
Self Help Federal Credit Union, 0.30%, 7/3/2023
(b)
1,000,000 997,156
Spring Bank, 0.50%, 3/29/2022 250,000 250,000
TOTAL CERTIFICATE OF DEPOSIT
    (Cost $1,500,000) 1,497,156
Money Market Funds - 1.28% Shares
Federated Hermes Government Obligations Fund, Institutional Class,
0.03%
(c)
1,404,246 1,404,246
TOTAL MONEY MARKET FUNDS
    (Cost $1,404,246) 1,404,246
Total Investments — 100.22%
    (Cost $92,664,928) 110,207,928
Liabilities in Excess of Other Assets  —  (0.21)% (235,613)
Net Assets — 100.00% $ 109,972,315
(a) Non-income producing security.
(b) Certificates of Deposit purchased through Certificate of Deposit Account Registry Service
("CDARS").  Deposits occur in increments below the standard Federal Deposit Insurance Corporation
("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(c) Rate disclosed is the seven day effective yield as of December 31, 2021.
ADR - American Depositary Receipt.

Appleseed Fund
Schedule of Open Written Option Contracts
December 31, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (0.04)%
Dollar Tree, Inc. (20) $ 281,040 $ 165.00
January
2022 $ (790)
Dollar Tree, Inc. (210) 2,950,920 165.00 March 2022 (40,005)
Total Written Options (Premiums Received
$108,064) $ (40,795)